COMMON STOCK- Issuance (Details) - shares	Sep. 30, 2022	Aug. 05, 2022	Dec. 31, 2021	Sep. 30, 2021	Aug. 10, 2021	Mar. 04, 2021	Dec. 31, 2020	Dec. 31, 2019
Common shares, shares outstanding		6,255,848			3,162,500	2,875,000
New Dragonfly
Shares subject to possible redemption outstanding	10,000,000		10,000,000	10,000,000			10,000,000	10,000,000
Options issued and outstanding	3,100,524		3,122,398	3,213,952			2,563,080	2,157,950
Common shares, shares outstanding	22,634,276		20,875,475				20,040,470
Shares available for future issuance	540,902		10,327				404,650
Total	36,275,702		34,008,200				33,008,200